Investments - (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of Carrying Value of Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Current investments
Amortized cost:
Quoted debt securities
Cost	–	2
Fair value through profit and loss:
Liquid mutual funds
Fair value	12	278
Fixed maturity plan securities
Fair value	–	23
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	117	16
Commercial paper
Fair value	45	–
Certificates of deposit
Fair value	808	1,219
	982	1,538
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	291	293
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	493	597
Unquoted equity and preference securities
Fair value	21	25
Fair value through profit and loss:
Unquoted convertible promissory note
Fair value	2	1
Fixed maturity plan securities
Fair value	66	63
Others:
Fair value	10	5
	883	984
Total Investments	1,865	2,522
Investment carried at amortized cost	291	295
Investments carried at fair value through other comprehensive income	1,484	1,857
Investments carried at fair value through profit and loss	90	370

Note:	Uncalled capital commitments outstanding as of March 31, 2018 and March 31, 2017 was $12 million and $18 million, respectively.

Schedule of Amounts Recorded in Other Comprehensive Income

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2018
	Gross	Tax	Net
Quoted debt securities	(2)	–	(2)
Certificate of deposits	3	(1)	2
Unquoted equity and preference securities	1	–	1

Net gain / (loss) on	Year ended March 31, 2017
	Gross	Tax	Net
Quoted debt securities	(1)	–	(1)
Certificate of deposits	(1)	–	(1)
Unquoted equity and preference securities	(1)	–	(1)

Net gain / (loss) on	Year ended March 31, 2016
	Gross	Tax	Net
Quoted debt securities	7	(1)	6

Schedule of Method of Fair Valuation

Method of fair valuation:

(Dollars in millions)
		Fair value
		As at March 31
Class of investment	Method	2018	2017
Liquid mutual funds	Quoted price	12	278
Fixed Maturity Plan securities	Market observable inputs	66	86
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	330	334
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	610	613
Commercial paper	Market observable inputs	45	–
Certificate of deposits	Market observable inputs	808	1,219
Unquoted equity and preference securities	Discounted cash flows method, Market multiples method, Option pricing model	21	25
Unquoted convertible promissory note	Discounted cash flows method, Market multiples method, Option pricing model	2	1
Others	Discounted cash flows method, Market multiples method, Option pricing model	10	5
		1,904	2,561

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.